NFT INVENTORY	9 Months Ended
Sep. 30, 2021
Inventory Disclosure [Abstract]
NFT INVENTORY

NOTE 7: NFT INVENTORY

The Company does not currently have inventory. The NFTs created and listed on the NFT Gallery are created by third parties and the Company will receive commissions on sales of those NFTs. The Company has explored the beta testing of the creation of NFTs, but they are not currently held for sale.